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VIA EDGAR

May 5, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Smith Barney Telecommunications Trust (the "Trust")
     File Nos. 2-86519; 811-3766

Dear Sir/Madam:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced Trust does not differ from that contained in Post-Effective Amendment No. 29 filed electronically on April 30, 2003, as Accession Number: 0000950130-03-003413, as Accession Number:
0000950130-03-003456, which became effective on April 30, 2003.

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,

/s/ Harris Goldblat
Harris Goldblat
Assistant Secretary